Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000248158 [Member]
Shareholder Report [Line Items]
Fund Name	Keating Active ETF
Class Name	Keating Active ETF
Trading Symbol	KEAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Keating Active ETF (the “Fund”) for the period of February 1, 2025 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfkeatinginvestment.com.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://etfkeatinginvestment.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 88,395,304
Holdings Count | holding	28
Advisory Fees Paid, Amount	$ 360,490
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$88,395,304	Advisory Fees	$360,490
# of Portfolio Holdings	28	Fees Waived and/or Expenses Reimbursed	$(10,762)
Portfolio Turnover Rate*	9%	Net Advisory Fees Paid	$349,728
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
U.S. Treasury Securities	31.3%
Energy	12.3%
Materials	12.2%
Communication Services	11.9%
Consumer Staples	11.4%
Health Care	4.9%
Food Retail	4.0%
Integrated Oil & Gas	3.4%
Industrials	3.1%
Personal Care Products	2.9%
Financials	1.3%
Real Estate	0.9%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
iShares 0-5 Year TIPS Bond ETF	31.3%
Agnico Eagle Mines Ltd.	5.8%
Barrick Gold Corp.	4.5%
J. Sainsbury PLC - ADR	4.0%
Vodafone Group PLC - ADR	3.7%
Equinor ASA - ADR	3.4%
GSK PLC - ADR	3.3%
Verizon Communications, Inc.	3.2%
Carrefour SA - ADR	3.1%
Liberty Global Ltd. - Class C	3.0%